Shareholder Fees	Oct. 28, 2026
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)